Vessel Operating Expenses	9 Months Ended
Sep. 30, 2021
Operating Expenses [Abstract]
Vessel Operating Expenses	Vessel Operating Expenses
Vessel operating expenses are comprised of the following:

	Nine -month period ended September 30,
	2020	2021
Crew wages and related costs	$25,224	$28,004
Insurance	2,525	2,682
Repairs, maintenance and drydocking costs	9,315	5,492
Spares, stores and provisions	12,030	11,728
Lubricants	3,130	2,952
Taxes	479	533
Miscellaneous	2,013	2,076
Total	$54,716	$53,467